Finance Lease Receivables, Net - Summary of Analysis of Aging Finance Lease Receivables Principal (Detail) - Dec. 31, 2018	CNY (¥)	USD ($)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance lease receivables	¥ 2,373,776,949	$ 345,251,539
Aging of finance lease receivables principal	2,419,705,863	351,931,622
Finance Lease Receivables 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	39,536,483	5,750,343
Finance Lease Receivables 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	1,692,255	246,128
Finance Lease Receivables 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	1,508,617	219,419
Finance Lease Receivables 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	1,410,250	205,112
Finance Lease Receivables 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	799,645	116,304
Finance Lease Receivables 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	¥ 981,664	$ 142,777